PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (47,202)	$ (42,147)	$ (35,917)
Total	108,528	93,055	34,446
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and Equipment, gross		132,513	70,363
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and Equipment, gross	$ 2,689	$ 2,689	$ 0